Jordan Thomsen
                                                                         Counsel
                                                                  (212) 314-5431
                                                             Fax: (212) 314-3953


                                                      September 27, 2007


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

              Re:      AXA Equitable Life Insurance Company
                       Form N-4 Registration Statement
                       File No. 333-137206 and 811-07659
                       CIK #0001015570
Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 2 to AXA Equitable's Form N-4 Registration Statement (File No. 333-137206) under the Securities Act of 1933 ("1933 Act") and Amendment No. 189 to the Registration Statement on the same Form N-4 (File No. 811-07659) under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account No. 49.

The registration statement relates to a new guaranteed minimum withdrawal benefit feature which can be elected at an additional charge. This feature guarantees that a contract owner can withdraw an amount equal to their total contributions in their contract, regardless of market performance, provided that the withdrawals do not annually exceed a specified amount.

We anticipate launching the new guaranteed minimum withdrawal benefit feature on December 17, 2007. In order to do so, we would like to begin printing the supplement to the prospectus by December 3, 2007. To that end, we would greatly appreciate the staff's effort in providing us with comments as soon as practicable. We will then file an additional post-effective amendment that will address any staff comments.

Please contact the undersigned at (212) 314-5431 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.


                                                     Very truly yours,

                                                     /s/ Jordan Thomsen
                                                     -----------------------
                                                     Jordan Thomsen

Enclosures

Cc: Christopher Palmer, Esq.